Deferred royalty obligation (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2021
Deferred Royalty Obligation [Abstract]
Royalty Purchase Agreement							$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross			$ 225,000,000
Royalty Purchase Additional Proceeds Eligibility		$ 75,000,000
Royalty Purchase Agreement, Effective Interest Rate				10.00%
Deferred Royalty Obligation	$ 306,012,000			$ 306,012,000	$ 222,277,000	$ 225,477,000
Less: royalty payments	6,230,000	10,998,000
Plus: Additional proceeds from the sale of future royalties				75,000,000
Less: Transaction costs				$ 1,898,000
Plus: interest expense	11,575,000	23,200,000
Less: cumulative catch-up adjustment, Financial income	$ 5,288,000	$ 15,402,000